PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Property And Equipment
NOTE 6 - PROPERTY AND EQUIPMENT

The carrying value of property and equipment included the following changes for the years ended December 31, 2018, 2017 and 2016:

In Thousands of US Dollars
	Laboratory Equipment	Computer Equipment	Office Equipment	Total
Cost
Balance at December 31, 2015	$418	$30	$89	$537
Additions	-	1	-	1
Disposals	-	-	–	-
Balance at December 31, 2016	418	31	89	538
Additions	–	–	–	–
Disposals	–	–	–	–
Balance at December 31, 2017	418	31	89	538
Additions	–	12	24	36
Disposals	–	–	–	–
Balance at December 31, 2018	$418	$43	$113	$574

Accumulated depreciation
Balance at December 31, 2015	418	27	87	532
Depreciation for the year	–	3	1	4
Disposals	–	–	–	–
Balance at December 31, 2016	$418	$30	$88	$536
Depreciation for the year	–	1	1	2
Disposals	–	–	–	–
Balance at December 31, 2017	418	31	89	$538
Depreciation for the year	–	2	1	3
Disposals	–	–	–	–
Balance at December 31, 2018	$418	$33	$90	$541
Carrying amounts
At December 31, 2016	$-	$1	$1	$2
At December 31, 2017	$-	$1	$-	$1
At December 31, 2018	$-	$10	$23	$33

The depreciation expense of property and equipment amounts to $3,041, $1,153 and $3,438 for the years ended December 31, 2018, 2017 and 2016, respectively and is included in research and development in the statements of operations and comprehensive loss.